Comprehensive Loss Schedule of changes in AOCI by component and reclassifications by affected line item (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive (loss) income before reclassifications	$ (21.2)
Amounts reclassified from accumulated other comprehensive (loss) income	1.0
Interest Expense	189.2		135.3	77.2
Net other comprehensive (loss) income	(20.2)
Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive (loss) income before reclassifications	(52.3)	[1]
Amounts reclassified from accumulated other comprehensive (loss) income	0	[1]
Net other comprehensive (loss) income	(52.3)	[1]
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive (loss) income before reclassifications	9.5
Amounts reclassified from accumulated other comprehensive (loss) income	(1.9)	[2]
Net other comprehensive (loss) income	7.6
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive (loss) income before reclassifications	(8.9)
Amounts reclassified from accumulated other comprehensive (loss) income	0.8
Net other comprehensive (loss) income	(8.1)
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive (loss) income before reclassifications	30.5
Amounts reclassified from accumulated other comprehensive (loss) income	2.1
Net other comprehensive (loss) income	32.6
Amortization of prior service credits and net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income	2.1	[3]
Interest Rate Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest Expense	$ 0.8	[4]

[1]	(1)Excludes foreign currency adjustments as it relates to noncontrolling interests. Refer to the consolidated statements of comprehensive loss.
[2]	(2) These other comprehensive loss components are included in other non-operating expense, net.
[3]	(3) These other comprehensive loss components are included in marketing and administration expenses.
[4]	(1)These other comprehensive loss components are included in interest expense.